Rentals Under Operating Leases	12 Months Ended
Dec. 31, 2011
Rentals Under Operating Leases [Abstract]
RENTALS UNDER OPERATING LEASES

NOTE 8—RENTALS UNDER OPERATING LEASES

We receive rental income from operating leases. The minimum future rentals from consolidated properties classified as held for use, based on operating leases in place at December 31, 2011 are as follows:

Year	Amount (1)
2012	$56,217
2013	34,456
2014	27,630
2015	23,940
2016	21,645
Thereafter	31,798

Total	$195,686

(1)	Amounts included related to Railway Street Corporate Centre have been converted from Canadian dollars to U.S. dollars using the appropriate exchange rate as of December 31, 2011.

Minimum future rentals do not include amounts payable by certain tenants based upon a percentage of their gross sales or as reimbursement of property operating expenses. During the year ended December 31, 2011, 2010 and 2009, no individual tenant accounted for greater than 10% of minimum base rents. The majority of the change from 2012 future rents to 2013 is the related to our apartment properties which usually have a one year lease life.